NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 12 - NOTES PAYABLE

Bank acceptance notes:	December 31,
	2012	2011
Due Jun 17, 2013,	$792,569	$-
Due Jun 17, 2013,	1,585,138	-
Due Jun 6, 2013,	792,569	-
Due Jun 6, 2013,	792,569	-
Due May 19, 2013	396,284	-
Due May 19, 2013	396,284	-
Due May 19, 2013	792,569	-
Due May 19, 2013	1,585,138	-
Due May 16, 2013	792,569	-
Due May 6, 2013	396,284	-
Due May 6, 2013	792,569	-
Due May 6, 2013	1,585,138	-
Due May 6, 2013	396,284	-
Due April 23, 2013, subsequently repaid on due date	1,585,138	-
Due April 23, 2013, subsequently repaid on due date	1,585,138	-
Due March 28, 2013, subsequently repaid on due date	792,569	-
Due March 28, 2013, subsequently repaid on due date	1,585,138	-
Due March 24, 2013, subsequently repaid on due date	3,170,275	-
Due March 21, 2013, subsequently repaid on due date	1,585,138	-
Due March 12, 2013, subsequently repaid on due date	1,585,138	-
Due March 11, 2013, subsequently repaid on due date	1,585,138	-
Due March 10, 2013, subsequently repaid on due date	1,585,138	-
Due March 6, 2013, subsequently repaid on due date	1,585,138	-
Due March 6, 2013, subsequently repaid on due date	1,585,138	-
Due February 3, 2013, subsequently repaid on due date	1,268,110	-
Due February 3, 2013, subsequently repaid on due date	1,268,110	-
Due January 19, 2013, subsequently repaid on due date	1,268,110	-
Due January 19, 2013, subsequently repaid on due date	1,268,110	-
Due January 12, 2013, subsequently repaid on due date	1,268,110	-
Due January 12, 2013, subsequently repaid on due date	1,268,110	-

Bank acceptance notes:	December 31,
	2012	2011

Due June 21, 2012, subsequently repaid on due date	-	786,349
Due June 21, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	1,572,698
Due May 25, 2012, subsequently repaid on due date	-	1,572,698
Due May 1, 2012, subsequently repaid on due date	-	1,572,698
Due May 1, 2012, subsequently repaid on due date	-	786,349
Due April 30, 2012, subsequently repaid on due date	-	6,133,523
Due April 28, 2012, subsequently repaid on due date	-	786,349
Due April 28, 2012, subsequently repaid on due date	-	629,079
Due March 23, 2012, subsequently repaid on due date	-	786,349
Due March 23, 2012, subsequently repaid on due date	-	786,349
Due February 24, 2012, subsequently repaid on due date	-	786,349
Due February 24, 2012, subsequently repaid on due date	-	786,349
Due February 4, 2012, subsequently repaid on due date	-	786,349
Due January 28, 2012, subsequently repaid on due date	-	629,079
Due January 28, 2012, subsequently repaid on due date	-	629,079
Due January 20, 2012, subsequently repaid on due date	-	786,349
Due January 20, 2012, subsequently repaid on due date	-	786,349
Due January 8, 2012, subsequently repaid on due date	-	629,079
Due January 8, 2012, subsequently repaid on due date	-	629,079
Due January 5, 2012, subsequently repaid on due date		629,079
Total	$36,933,710	$24,848,628

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $25,407,499 and $19,764,900 restricted cash as of December 31, 2012 and 2011, respectively. The related party guarantees the notes payable as Note 10.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission on each loan transaction. Bank charges for notes payable, included in financial expenses under the statements of operations, were $38,421, $25,217 and $24,488 for the years ended December 31, 2012, 2011 and 2010, respectively.